SHARE OPTIONS AND WARRANTS RESERVE - Summary of Changes in Share Option and Warrants Reserve (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2021 shares	Sep. 30, 2021 shares	Jun. 30, 2020 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
OPTIONS AND WARRANTS
Period start, outstanding (in shares) | shares				7,021,514	2,854,744	3,345,354
Granted (in shares) | shares	120,000	10,000		875,544	4,186,770
Exercised (in shares) | shares				(2,114,744)
Repurchased (in shares) | shares				(200,000)		(135,000)
Forfeited (in shares) | shares				(19,330)	(20,000)
Modification (in shares) | shares					0
Issued (in shares) | shares						745,000
Exercised (in shares) | shares			(115,000)			(115,000)
Cancelled and replaced with new shares (in shares) | shares						(985,610)
Period end, outstanding (in shares) | shares				5,562,984	7,021,514	2,854,744
USD thousand
Beginning balance				$ 2,442	$ 296	$ 621
Share options expense				2,050	640
Share options granted				1,082	645
Share options and warrants exercised				(151)
Share warrants repurchased				(1,012)		(2)
Modification of share warrants					869
Share options forfeited				0	(8)
Share options and warrants issued						220
Share warrants exercised						(2)
Share warrants cancelled and replaced with new shares						(541)
Ending balance				$ 4,411	$ 2,442	$ 296